Income taxes - Rate reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 36.5	$ 26.8	$ 20.3
Non-tax deductible items	9.6	1.8	2.4
Withholding and other taxes	7.7	6.8	5.1
Foreign tax differential	(7.6)	(16.3)	(15.3)
Adjustments recognized in the current period for income taxes of prior periods	(7.1)	(3.0)	2.2
Foreign accrual property income	6.0	9.1	7.9
Losses not recognized	3.0	2.0	0.7
Other	(0.5)	(1.2)	(1.4)
Income tax expense per consolidated statements of income and other comprehensive income	$ 47.6	$ 26.0	$ 21.9
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	24.20%	28.20%	29.40%
Tax rate effect for non-tax deductible items (as a percent)	6.40%	1.90%	3.40%
Tax rate effect for withholding and other taxes (as a percent)	5.10%	7.10%	7.30%
Tax rate effect for foreign tax differential (as a percent)	(5.00%)	(17.20%)	(22.20%)
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	(4.70%)	(3.10%)	3.20%
Tax rate effect for foreign accrual property income (as a percent)	4.00%	9.50%	11.50%
Tax rate effect for losses not recognized (as a percent)	2.00%	2.10%	1.10%
Tax rate effect for other (as a percent)	(0.40%)	(1.20%)	(1.90%)
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	31.60%	27.30%	31.80%